RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Due to Related Parties	$ 5,353	$ 2,301
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	4,141	1,117
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due to Related Parties	348	353
Electric Motor [Member]
Related Party Transaction [Line Items]
Due to Related Parties	34	11
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due to Related Parties	828	817
Beijing IPE [Member]
Related Party Transaction [Line Items]
Due to Related Parties	2	2
Hollycon [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 0	$ 1